INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Movement (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	$ 87,956,354	$ 99,866,733	$ 102,410,945
Dividends received	(3,236,541)	(1,215,126)	(1,076,491)
Share in operating income	4,041,118	3,248,680	(2,495,621)
Amortization unrealized income in associates	(435,884)	(566,422)	(919,462)
Other increase (decrease) in investments in associates	3,164,147	(13,377,511)	1,947,362
Ending balance	$ 91,489,194	$ 87,956,354	$ 99,866,733